UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding  entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey              May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:   4,426,105
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-13560                 Pennant Master Fund, L.P.

2.     028-13561                 Pennant Windward Master Fund, L.P.

3.     028-13288                 Broadway Gate Master Fund, Ltd.

4.     028-10746                 Pennant General Partner, LLC


                                           FORM 13F INFORMATION TABLE
                                         Pennant Capital Management, LLC
                                                 March 31, 2011



COLUMN 1                         COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
---------------                  --------------  -----       --------  -------   --- ----  ----------  --------  -----   ------ ----
ABERCROMBIE & FITCH CO           CL A            002896207   196,841   3,353,337 SH        DEFINED     1,2,4     3,353,337
ADOBE SYS INC                    COM             00724F101   175,166   5,282,454 SH        DEFINED     1,2,3,4   5,282,454
AEROFLEX HLDG CORP               COM             007767106    13,861     761,171 SH        DEFINED     1,4         761,171
AMGEN INC                        COM             031162100    29,398     550,000 SH        DEFINED     1,2,4       550,000
APPLE INC                        COM             037833100    64,125     184,000 SH        DEFINED     1,2,4       184,000
AVIAT NETWORKS INC               COM             05366Y102     2,976     575,687 SH        DEFINED     1,4         575,687
BABCOCK & WILCOX CO NEW          COM             05615F102    34,586   1,036,139 SH        DEFINED     1,2,4     1,036,139
BAXTER INTL INC                  COM             071813109     6,022     112,000 SH        DEFINED     1,2,4       112,000
CF INDS HLDGS INC                COM             125269100    88,829     649,382 SH        DEFINED     1,2,4       649,382
CELGENE CORP                     COM             151020104    19,863     345,000 SH        DEFINED     1,2,4       345,000
CITIGROUP INC                    COM             172967101   102,964  23,295,000 SH        DEFINED     1,2,3,4  23,295,000
COCA COLA ENTERPRISES INC NE     COM             19122T109   127,552   4,672,239 SH        DEFINED     1,2,3,4   4,672,239
DAVITA INC                       COM             23918K108   260,894   3,051,038 SH        DEFINED     1,2,3,4   3,051,038
DOLLAR GEN CORP NEW              COM             256677105    44,017   1,404,038 SH        DEFINED     2,3,4     1,404,038
DYAX CORP                        COM             26746E103     4,422   2,746,798 SH        DEFINED     1,4       2,746,798
FIDELITY NATL INFORMATION SV     COM             31620M106   230,639   7,055,348 SH        DEFINED     1,2,3,4   7,055,348
FOSTER WHEELER AG                COM             H27178104    15,048     400,000 SH        DEFINED     1,2,4       400,000
GENERAL MTRS CO                  COM             37045V100   118,165   3,808,100 SH        DEFINED     1,2,4     3,808,100
HOLOGIC INC                      COM             436440101   130,303   5,869,493 SH        DEFINED     1,2,4     5,869,493
KRONOS WORLDWIDE INC             COM             50105F105     8,066     138,000 SH        DEFINED     1,4         138,000
MCDERMOTT INTL INC               COM             580037109    21,124     831,979 SH        DEFINED     1,2,4       831,979
MIDDLEBY CORP                    COM             596278101    31,288     336,000 SH        DEFINED     3,4         336,000
NVR INC                          COM             62944T105   103,803     137,306 SH        DEFINED     1,2,3,4     137,306
OLD REP INTL CORP                COM             680223104    67,283   5,302,016 SH        DEFINED     1,2,4     5,302,016
OMNICOM GROUP INC                COM             681919106    25,757     525,000 SH        DEFINED     3,4         525,000
PHH CORP                         COM NEW         693320202   119,966   5,510,629 SH        DEFINED     1,2,3,4   5,510,629
PETROLEO BRASILEIRO SA PETRO     SP ADR NON VTG  71654V101    30,564     860,000 SH        DEFINED     1,2,4       860,000
PFIZER INC                       COM             717081103   126,396   6,223,329 SH        DEFINED     1,2,4     6,223,329
QUALCOMM INC                     COM             747525103   236,883   4,320,323 SH        DEFINED     1,2,3,4   4,320,323
QUEST DIAGNOSTICS INC            COM             74834L100    26,551     460,000 SH        DEFINED     1,2,4       460,000
RANGE RES CORP                   COM             75281A109   102,890   1,760,000 SH        DEFINED     1,2,4     1,760,000
ROCKWELL COLLINS INC             COM             774341101   123,111   1,898,978 SH        DEFINED     1,2,4     1,898,978
SENSATA TECHNOLOGIES HLDG BV     SHS             N7902X106   252,218   7,262,246 SH        DEFINED     1,2,3,4   7,262,246
SYMETRA FINL CORP                COM             87151Q106    11,386     837,235 SH        DEFINED     1,4         837,235
TEREX CORP NEW                   COM             880779103   121,688   3,285,300 SH        DEFINED     1,2,3,4   3,285,300
TRANSDIGM GROUP INC              COM             893641100   268,593   3,204,017 SH        DEFINED     1,2,3,4   3,204,017
UNION PAC CORP                   COM             907818108   126,475   1,286,234 SH        DEFINED     1,2,3,4   1,286,234
UNITEDHEALTH GROUP INC           COM             91324P102   163,914   3,626,419 SH        DEFINED     1,2,3,4   3,626,419
VALERO ENERGY CORP NEW           COM             91913Y100    22,663     760,000 SH        DEFINED     1,2,4       760,000
WALTER ENERGY INC                COM             93317Q105   123,749     913,752 SH        DEFINED     1,2,3,4     913,752
WELLPOINT INC                    COM             94973V107   231,557   3,317,911 SH        DEFINED     1,2,3,4   3,317,911
WELLS FARGO & CO NEW             COM             949746101   114,156   3,600,000 SH        DEFINED     1,2,3,4   3,600,000
WESCO INTL INC                   COM             95082P105    38,438     615,000 SH        DEFINED     3,4         615,000
WESTERN UN CO                    COM             959802109   161,412   7,771,377 SH        DEFINED     1,2,3,4   7,771,377
WILLIS GROUP HOLDINGS PUBLIC     SHS             G96666105   100,502   2,490,130 SH        DEFINED     1,2,3,4   2,490,130



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